Summary of Common Stock Reserved for Future Issuance (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Common Stock [Line Items]
Common stock underlying Series A Preferred Stock		23,707,454
Warrants outstanding		4,615
Stock options outstanding	2,128,264	2,128,264
Options reserved for future issuance under the Company's 2012 Incentive Plan		871,736
Total reserved for future issuance		26,712,069